Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 820	$ 389
Money market accounts	249	389
Cash and cash equivalents	$ 1,069	$ 778	[1]	$ 1,787

[1]	Amounts have been reclassified to reflect the current presentation.